DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES
Deferred revenue and other deferred liabilities consist of the following:

	September 30, 2023	December 31, 2022
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 6.1)	28,324,749	—
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 6.2)	3,011,032	—
Other deferred liabilities	1,412,473	634,971
Deferred revenue and other deferred liabilities	32,748,254	634,971

6.1 U.S. Environmental Protection Agency (EPA) Clean School Bus Program (the "EPA Program")
In May 2022, the EPA announced the availability of $500 million under the first round of funding of the EPA Program, which amount was subsequently increased to $945 million. On April 25, 2023, the EPA announced an additional $400 million through the 2023 grant round under the EPA Program, and on September 28, 2023 the EPA announced an additional $500 million through the 2023 rebate round under the EPA Program. Lion all-electric school buses are eligible under the EPA Program. In order to benefit from vouchers granted under the EPA Program, selectees who were granted vouchers under the EPA Program must submit a payment request once a purchase order for all-electric school buses has been signed. Under the first funding round of the EPA Program in which Lion participates directly and indirectly through school districts, once the EPA has reviewed the payment request and confirmed that all required information was included, EPA issues a rebate payment to the selectee such that payments made under the EPA Program are generally made before delivery of the applicable school bus.
6.2 Non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project
On March 20, 2023, the Company entered into a non-repayable financial contribution agreement under the Project Innovation Program for the Development of a Mobilizing Project. The agreement provides for financing of up to CA$26,991,772 until December 31, 2026. On April 21, 2023, the Company received an advance of government assistance of $7,013,566 (C$9,446,572) from Investissement Quebec relating to future vehicle development project costs, of which $4,002,534 have been incurred as at September 30, 2023 and recorded as a reduction of intangible assets.